INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT SECURITIES

NOTE 3 - INVESTMENT SECURITIES

The amortized costs and fair value of investment securities at December 31 are summarized as follows (in thousands):

	2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$10,999	$195	$(3)	$11,191
Mortgage-backed securities of government-sponsored entities	28,119	499	(40)	28,578
Collateralized mortgage obligations of government-sponsored entities	5,233	7	(65)	5,175
Obligations of states and political subdivisions:
Taxable	1,440	142	-	1,582
Tax-exempt	31,085	1,425	(2)	32,508
Corporate securities	3,686	400	(4)	4,082
Commercial paper	11,998	-	-	11,998
Total debt securities	92,560	2,668	(114)	95,114

Equity securities of financial institutions	489	62	(46)	505

Total	$93,049	$2,730	$(160)	$95,619

	2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
AVAILABLE FOR SALE
U.S. government agencies	$12,696	$107	$(29)	$12,774
Mortgage-backed securities of government-sponsored entities	24,104	218	(48)	24,274
Obligations of states and political subdivisions:
Taxable	1,197	13	(11)	1,199
Tax-exempt	28,026	361	(408)	27,979
Corporate securities	4,265	466	(1)	4,730
Commercial paper	8,099	-	-	8,099
Total debt securities	78,387	1,165	(497)	79,055

Equity securities of financial institutions	557	114	(71)	600

Total	$78,944	$1,279	$(568)	$79,655

The following table shows the Company’s fair value and gross unrealized losses, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

	2011
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$348	$2	$456	$1	$804	$3
Mortgage-backed securities of government-sponsored entities	5,678	25	1,407	15	7,085	40
Collateralized mortgage obligations of government-sponsored entities	4,685	65	-	-	4,685	65
Obligations of states and political subdivisions	-	-	300	2	300	2
Corporate securities	236	4	-	-	236	4
Total debt securities	10,947	96	2,163	18	13,110	114

Equity securities of financial institutions	106	12	96	34	202	46

Total	$11,053	$108	$2,259	$52	$13,312	$160

	2010
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agencies	$2,892	$28	$474	$1	$3,366	$29
Mortgage-backed securities of government-sponsored entities	7,446	48	-	-	7,446	48
Obligations of states and political subdivisions	10,864	395	223	24	11,087	419
Corporate securities	999	1	-	-	999	1
Total debt securities	22,201	472	697	25	22,898	497

Equity securities of financial institutions	22	1	138	70	160	71

Total	$22,223	$473	$835	$95	$23,058	$568

The Company reviews its position quarterly and has asserted that at December 31, 2011, the declines outlined in the above table represent temporary declines and the Company does not intend to sell and does not believe they will be required to sell these securities before recovery of their cost basis, which may be at maturity. There were 29 and 55 positions that were temporarily impaired at December 31, 2011 and December 31, 2010, respectively. The Company has concluded that the unrealized losses disclosed above are not other than temporary, but are the result of interest rate changes, sector credit ratings changes or company-specific ratings changes that are not expected to result in the non-collection of principal and interest during the period.

The amortized cost and estimated market values of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$21,750	$21,884
Due after one year through five years	27,604	28,179
Due after five years through ten years	21,977	23,103
Due after ten years	21,229	21,948

Total debt securities	$92,560	$95,114

During the fourth quarter of 2009, the Company recorded a transaction wherein a corporate bond held in the available for sale category was exchanged for various securities of the same issuer in conjunction with the reorganization of the issuer. The Company received five corporate bonds and 3,083 shares of common stock in exchange for the corporate bond. All new securities are held in the available for sale category. At the time of transfer, in accordance with GAAP, the Company recorded a pretax loss of $93 on the exchange.

The following table is a summary of proceeds received, gross gains, and gross losses realized on the sale, call and mergers of investment securities (in thousands):

	2011	2010	2009

Proceeds	$7,244	$5,478	$1,262
Gross gains	$46	$24	$52
Gross losses	$3	$6	$101
Other than temporarily impaired expense	$59	$31	$-

Investment securities that were pledged to secure deposits, short-term borrowings and for other purposes as required by law as of December 31 is as follows (in thousands):

	2011	2010

Amortized cost	$81,489	$78,043
Fair value	$83,931	$78,669